SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	29,239,776	14,308,233	16,528,739	13,441,310
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	8,462,895	5,961,641	6,050,623	4,674,628
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	20,510,987	8,089,520	10,216,597	8,513,984
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares underlying, outstanding	265,894	257,072	261,519	252,698